Related Party (Details) - USD ($)							1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 07, 2020	Apr. 12, 2019	Apr. 09, 2019	Apr. 07, 2019	Jan. 14, 2019	Jul. 15, 2016	Apr. 24, 2019	Feb. 28, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 06, 2018
Short-term Debt [Line Items]
Principal amount						$ 100,000									$ 243,000
Maturity date	Jun. 30, 2020
Interest rate per year						7.00%
Related party promissory note												$ 100,000	$ 100,000	$ 82,075
Newly issued shares of common stock													482,000
Consulting fees and expenses									$ 75,000	$ 218,367	0	$ 0
Advantage Life [Member]
Short-term Debt [Line Items]
Common stock for purchase price		$ 50,000					$ 1,000,000
Newly issued shares of common stock		10,000					200,000
Vantage [Member]
Short-term Debt [Line Items]
Aggregate amount of convertible debt					$ 17,780
Principal amount					$ 17,780
Maturity date				Sep. 30, 2020	Mar. 31, 2019
Interest rate per year					7.00%
Accrued interest													$ 1,245
Repayments common stock		$ 50,000
Newly issued shares of common stock		10,000
Repaid additional		$ 50,000
Lyle Hauser [Member]
Short-term Debt [Line Items]
Principal amount						$ 100,000
Debt, term						1 year
Maturity date			Jun. 30, 2019					Mar. 31, 2019
Interest rate per year						7.00%		9.00%
Accrued interest													4,927
Related party promissory note								$ 110,000
Original issue discount								$ 10,000
Interest rate								0.00%
Outstanding convertible promissory note									0		0		110,000
Repayments common stock											110,000
Common stock for purchase price								$ 100,000			33,000
Related party transaction, description	The maturity date of outstanding notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384, as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment no. 4 thereto, dated January 17, 2020; and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000 (of which $100,000 had been repaid, leaving an outstanding balance of $10,000), as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment No. 4 thereto, dated January 17, 2020, was extended to June 30, 2020. In consideration for the extension of the maturity date of the notes, the Company issued to the designee of Lyle Hauser 33,000 shares of common stock. From April 1, 2020 to September 30, 2020, the Company repaid $73,382 of the notes due to Lyle Hauser. As of September 30, 2020 and December 31, 2019, the note dated January 14, 2019 had a balance of $0 and accrued interest of $5,438.
Repaid additional									$ 73,382		$ 73,382
Hauser [Member]
Short-term Debt [Line Items]
Aggregate amount of convertible debt					$ 70,382
Principal amount					$ 70,382
Maturity date					Mar. 31, 2019
Interest rate per year					7.00%
Accrued interest													4,927
Brian and David Dorr [Member]
Short-term Debt [Line Items]
Consulting fees and expenses													$ 107,306